                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [ ];   Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ernest S. Rady
Address:   11455 El Camino Real
           Suite 200
           San Diego, CA 92130

Form 13F File Number: 028-11690

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ernest S. Rady

Phone: 858-350-2600

Signature, Place, and Date of Signing:



/s/ Ernest S. Rady                         San Diego, CA   08/01/2006
----------------------------------------   [City, State]     [Date]
[Signature]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13-F File Number   Name
---------------------   ----
028-11688               Insurance Company of the West

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                          -----------
Form 13F Information Table Entry Total:          44
                                          -----------
Form 13F Information Table Value Total:     $85,358
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13-F File Number   Name
-----   ---------------------   ----
No. 1   28-11688                Insurance Company of the West

                           Form 13-F Information Table
                               as of June 30, 2006

                                                                VOTING AUTHORITY

                                       TITLE
                                         OF                VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                         CLASS    CUSIP    (x$1000)    PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE    SHARED  NONE
--------------                         -----  ---------  --------  ---------  ---  ----  -------  --------  ---------  ------  ----
ALTRIA GROUP INC                        com   02209s103    5,360      73,000   SH          sole                73,000
AMERICAN INTERNATIONAL GROUP INC        com   026874107      886      15,000   SH          sole                15,000
BANK OF AMERICA CORP                    com   060505104    3,656      76,000   SH          sole                76,000
BEAR STEARNS COMPANIES INC              adr   073902108    2,101      15,000   SH          sole                15,000
BOSTON SCIENTIFIC CORP                  com   101137107    1,010      60,000   SH          sole                60,000
BP P L C SPONSORED ADR
   (FRM BP AMOCO PLC)                   com   055622104    3,132      45,000   SH          sole                45,000
CAPITAL ONE FINANCIAL CORP              com   14040h105    1,880      22,000   SH          sole                22,000
CARDINAL HEALTH INC                     com   14149y108      965      15,000   SH          sole                15,000
CHEVRON CORPORATION                     com   166764100    4,344      70,000   SH          sole                70,000
CHUBB CORP                              com   171232101    2,695      54,000   SH          sole                54,000
CINCINNATI FINANCIAL CORP               com   172062101      494      10,500   SH          sole                10,500
COCA COLA CO                            com   191216100    2,151      50,000   SH          sole                50,000
COLGATE PALMOLIVE CO                    com   194162103      599      10,000   SH          sole                10,000
COMCAST CORP NEW CL A                   com   20030n101    2,456      75,000   SH          sole                75,000
CONOCOPHILLIPS                          com   20825c104    3,145      48,000   SH          sole                48,000
D R HORTON                              com   23331a109      596      25,000   SH          sole                25,000
ELI LILLY & CO                          com   532457108      829      15,000   SH          sole                15,000
EXXON MOBIL CORP                        com   30231g102    1,534      25,000   SH          sole                25,000
FANNIE MAE (FEDERAL NATL MTG ASSN)      com   313586109    1,924      40,000   SH          sole                40,000
FIDELITY NATIONAL FINANCIAL INC         com   316326107      779      20,000   SH          sole                20,000
FIDELITY NATIONAL TITLE GROUP
   INC CL A                             com   31620r105       69      3,500    SH          sole                 3,500
FREDDIE MAC-VOTING COMMON
   (FORMERLY FEDERA                     com   313400301    2,851      50,000   SH          sole                50,000
GENERAL ELECTRIC CO                     com   369604103    2,637      80,000   SH          sole                80,000
GENERAL MILLS INC                       com   370334104    2,583      50,000   SH          sole                50,000
GLAXOSMITHKLINE PLC SPONSORED
   ADR(FRM GLAX                         com   37733w105    1,395      25,000   SH          sole                25,000
HARTFORD FINANCIAL SERVICES GROUP INC   com   416515104    2,961      35,000   SH          sole                35,000
HOME DEPOT INC                          com   437076102      895      25,000   SH          sole                25,000

INTEL                                   com   458140100      475      25,000   SH          sole                25,000
JOHNSON & JOHNSON                       com   478160104      599      10,000   SH          sole                10,000
JPMORGAN CHASE & CO FORMERLY
   J P MORGAN CH                        com   46625h100    2,520      60,000   SH          sole                60,000
KROGER CO                               com   501044101      437      20,000   SH          sole                20,000
MARSH & MCLENNAN COMPANIES INC          com   571748102    2,017      75,000   SH          sole                75,000
MCDONALDS CORP                          com   580135101    1,680      50,000   SH          sole                50,000
MCKESSON CORP                           com   58155q103      946      20,000   SH          sole                20,000
MICROSOFT                               com   594918104    1,631      70,000   SH          sole                70,000
MILLS CORP                              com   370334104    1,418      53,000   SH          sole                53,000
MORGAN STANLEY                          com   617446448    2,528      40,000   SH          sole                40,000
OVERSEAS SHIPHOLDING GROUP INC          com   690368105    3,549      60,000   SH          sole                60,000
PFIZER INC                              com   717081103    3,168     135,000   SH          sole               135,000
ROYAL DUTCH SHELL PLC SPONSORED
   ADR REPSTG                           adr   780259206    2,344      35,000   SH          sole                35,000
UNUMPROVIDENT CORP                      com   91529y106    3,082     170,000   SH          sole               170,000
VIACOM INC NEW CLASS B                  com   92553p201    1,075      30,000   SH          sole                30,000
WAL-MART STORES INC                     com   931142103    2,409      50,000   SH          sole                50,000
WYETH COM                               com   983024100    1,554      35,000   SH          sole                35,000
                                        ---               ------   ---------                                ---------
TOTAL                                    44               85,358   1,970,000                                1,970,000
                                        ===               ======   =========                                =========